Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 14,143	$ 17,575	$ 47,365	$ 46,067	$ 60,692	$ 71,501	[1]
Cost of sales	11,123	14,113	36,989	36,216	47,965	56,458	[1]
Gross profit	3,020	3,462	10,376	9,851	12,727	15,043	[1]
Selling, general and administrative expense	3,028	4,485	10,161	13,981	18,338	18,152	[1]
Adjustment to earn-out obligations		(820)		(820)	(820)		[1]
Operating income (loss)	(8)	(203)	215	(3,310)	(4,791)	(3,109)	[1]
Other (income) expense, net:
Interest expense	229	241	658	723	959	998	[1]
Fair market value adjustment of warrant liabilities	88	166	(254)	(166)	(296)
Other (income) expense, net	17	(2)	(12)	(16)	(37)	(116)	[1]
Total other expense, net	158	73	392	541	626	882	[1]
Net loss before income taxes	(166)	(276)	(177)	(3,851)	(5,417)	(3,991)	[1]
Provision (benefit) for income taxes	397	(109)	519	(466)	(199)	(125)	[1]
Net loss	(563)	(167)	(696)	(3,385)	(5,218)	(3,866)	[1]
Common stock deemed dividend					(263)		[1]
Cumulative and imputed dividends on Series A and B preferred stock	(27)	(27)	(81)	(81)	(108)	(954)	[1]
Cash and imputed dividends on Series D and E preferred stock	(307)	(196)	(921)	(580)
Accrued paid-in-kind dividends on Series D and Series E preferred stock					(289)		[1]
Imputed dividends on Series D preferred stock					(580)		[1]
Imputed contingent beneficial converion on Series D preferred stock					(1,343)		[1]
Net loss attributable to common shareholders	(897)	(390)	(1,698)	(4,046)	(7,801)	(4,820)	[1]
Net loss per share -
Basic and diluted	$ (0.07)	$ (0.04)	$ (0.14)	$ (0.44)	$ (0.80)	$ (0.61)	[1]
Weighted-average shares outstanding -
Basic and diluted	12,369,840	10,019,109	12,342,371	9,117,969	9,802,810	7,900,693	[1]
Other comprehensive loss, net of tax
Net loss	(563)	(167)	(696)	(3,385)	(5,218)	(3,866)	[1]
Foreign currency translation adjustment					(23)	22	[1]
Comprehensive loss	$ (561)	$ (166)	$ (719)	$ (3,383)	$ (5,241)	$ (3,844)	[1]

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.